Consolidated Statements of Stockholders' Deficit (USD $)	Common Stock	Additional Paid-In Capital	Other Comprehensive Income / Loss	Accumulated Deficit	Total Symbid Corp Sharesholders' Equity	Noncontrolling Interest	Total Equity	Total
Beginning balance, value at Dec. 31, 2011	$ 26,733	$ 253,931	$ (3,884)	$ (331,201)	$ (54,421)	$ (13,586)	$ (68,007)
Beginning balance, shares at Dec. 31, 2011	26,733,356
Issue of common stock for services								0
Proceeds from the sale of Gambitious cooperative common stock		81,724			81,724	50,396	132,120
Translation adjustment			(3,821)		(3,821)	(64)	(3,885)	(3,885)
Net loss				(440,379)	(440,379)	(64,562)	(504,941)	(504,941)
Ending balance, value at Dec. 31, 2012	26,733	335,655	(7,705)	(771,580)	(416,897)	(27,816)	(444,713)	(416,897)
Ending balance, shares at Dec. 31, 2012	26,733,356
Proceeds from the issuance of common stock, net of issuance costs, shares	3,198,414
Proceeds from the issuance of common stock, net of issuance costs	3,198	375,025			378,223		378,223
Issue of common stock, PPO, shares	3,098,736
Issue of common stock, PPO	3,099	1,180,125			1,183,224		1,183,224
Issue of common stock for services, shares	501,780
Issue of common stock for services	502	65,302			65,804		65,804	65,804
Non-cash conversion of Notes Payable, shares	736,450
Non-cash conversion of Notes Payable	736	84,945			85,681		85,681
Translation adjustment			(36,324)		(36,324)	(1,765)	(38,089)	(36,324)
Net loss				(1,230,180)	(1,230,180)	(30,016)	(1,260,196)	(1,260,196)
Ending balance, value at Dec. 31, 2013	$ 34,268	$ 2,041,052	$ (44,029)	$ (2,001,760)	$ 29,531	$ (59,597)	$ (30,066)	$ 29,531
Ending balance, shares at Dec. 31, 2013	34,268,736